Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarised financial information of subsidiaries with material non controlling interests
Revenue	¥ 869,050	¥ 761,306	¥ 697,396
Profit/(loss) before income tax	152,364	(233,972)	(53,169)
Income tax (expense)/credit	(14,036)	(18,508)	(19,260)
Profit/(loss) and total comprehensive income/(loss) for the year	139,000	(251,392)	(72,644)
Total comprehensive income/(loss) allocated to noncontrolling interests	2,019	2,757	4,246
Huizhou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	35,184	33,996	36,517
Profit/(loss) before income tax	5,170	7,299	9,195
Income tax (expense)/credit	(1,293)	(1,796)	(1,749)
Profit/(loss) and total comprehensive income/(loss) for the year	3,878	5,503	7,446
Total comprehensive income/(loss) allocated to noncontrolling interests	1,338	2,174	3,059
Dividend paid to noncontrolling interests	1,478		2,378
Shanghai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	33,834	38,685	43,565
Profit/(loss) before income tax	689	4,073	4,748
Income tax (expense)/credit	(172)	(994)	(465)
Profit/(loss) and total comprehensive income/(loss) for the year	517	3,079	4,283
Total comprehensive income/(loss) allocated to noncontrolling interests	77	527	926
Dividend paid to noncontrolling interests	1,463
Chongqing Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	53,701	37,167	34,750
Profit/(loss) before income tax	(317)	(1,424)	(8,224)
Income tax (expense)/credit	79	226	2,056
Profit/(loss) and total comprehensive income/(loss) for the year	(238)	(1,198)	(6,168)
Total comprehensive income/(loss) allocated to noncontrolling interests		(257)	(1,850)
Chengdu Yueji
Summarised financial information of subsidiaries with material non controlling interests
Revenue	23,766	32,866	2,532
Profit/(loss) before income tax	(4,722)	27	1,542
Income tax (expense)/credit		(56)	(1,435)
Profit/(loss) and total comprehensive income/(loss) for the year	(4,722)	(29)	107
Total comprehensive income/(loss) allocated to noncontrolling interests	(1,515)	(9)
Pengai Xiuqi
Summarised financial information of subsidiaries with material non controlling interests
Revenue	33,057	34,599	2,885
Profit/(loss) before income tax	8,678	(774)	630
Income tax (expense)/credit	803	206	(158)
Profit/(loss) and total comprehensive income/(loss) for the year	9,481	(568)	472
Total comprehensive income/(loss) allocated to noncontrolling interests	1,043	(32)
Haikou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	25,458	24,165	21,300
Profit/(loss) before income tax	2,001	4,806	4,362
Income tax (expense)/credit	(500)	(1,209)	(1,036)
Profit/(loss) and total comprehensive income/(loss) for the year	1,501	3,597	3,326
Total comprehensive income/(loss) allocated to noncontrolling interests	195	468	436
Dividend paid to noncontrolling interests	407
Shenzhen Yueji
Summarised financial information of subsidiaries with material non controlling interests
Revenue	20,809
Profit/(loss) before income tax	(4,897)
Income tax (expense)/credit	(1,224)
Profit/(loss) and total comprehensive income/(loss) for the year	3,673
Total comprehensive income/(loss) allocated to noncontrolling interests	1,469
Shenzhen Yuexin
Summarised financial information of subsidiaries with material non controlling interests
Revenue	33,057
Profit/(loss) before income tax	(8,678)
Income tax (expense)/credit	803
Profit/(loss) and total comprehensive income/(loss) for the year	9,481
Total comprehensive income/(loss) allocated to noncontrolling interests	1,043
Nanchang Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	2,198	6,332	8,767
Profit/(loss) before income tax	2,449	650	(1,164)
Income tax (expense)/credit		164	(356)
Profit/(loss) and total comprehensive income/(loss) for the year	(2,449)	(487)	808
Total comprehensive income/(loss) allocated to noncontrolling interests	(898)	(146)	242
Dividend paid to noncontrolling interests			¥ 309
Yantai Pengai Jiayan
Summarised financial information of subsidiaries with material non controlling interests
Revenue	32,668
Profit/(loss) before income tax	1,036	(779)
Income tax (expense)/credit	(259)	195
Profit/(loss) and total comprehensive income/(loss) for the year	777	(584)
Total comprehensive income/(loss) allocated to noncontrolling interests	85	¥ (175)
Ninghai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	5,211
Profit/(loss) before income tax	1,182
Income tax (expense)/credit	(113)
Profit/(loss) and total comprehensive income/(loss) for the year	1,069
Total comprehensive income/(loss) allocated to noncontrolling interests	¥ 524